Label	Element	Value
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Oakmark Equity and Income Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Oakmark Equity and Income Fund seeks income and preservation and growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	69.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of U.S. equity and debt securities (although the Fund may invest up to 35% of its total assets in equity and debt securities of non-U.S. issuers). The Fund is intended to present a balanced investment program between growth and income by investing approximately 40-75% of its total assets in common stock, including securities convertible into common stock, and up to 60% of its total assets in debt securities including but not limited to securities issued by the U.S. government or any of its agencies or instrumentalities (including agency mortgage-backed securities), non U.S. governments, corporate entities and any other debt securities. Of the up to 60% of total assets in debt securities, the Fund may invest up to 20% in below investment grade rated debt securities, commonly called junk bonds. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated Ba1 or lower by Moody's Investors Service ("Moody's"), BB+ or lower by S&P Global Ratings ("S&P"), or Fitch Ratings, Inc. ("Fitch"), or equivalently rated by any nationally recognized statistical rating organizations ("NRSRO"). If all three NRSROs provide a rating, the Adviser assigns the middle rating of Moody's S&P, and Fitch. When a rating is available from only two agencies, the lower rating is used; if only one agency rates a bond, that rating is assigned.

The Fund may also invest in unrated debt securities. If the Adviser determines that an unrated debt security is of similar quality to a rated below investment grade security (rated Ba1 or lower by Moody's, BB+ or lower by S&P or Fitch, the Adviser will consider such unrated debt security to be below investment grade. If the Adviser determines that an unrated debt security is of similar quality to a rated investment grade security (rated Baa3 or higher by Moody's, or BBB- or higher by S&P or Fitch), the Adviser will consider such unrated debt security to be investment grade.

The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its equity investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of issuers in the Fund's equity portfolio allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's equity portfolio typically holds thirty to sixty issuers, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

The proportion of the Fund held in debt securities will vary in light of the Adviser's view of the attractiveness of debt securities. In times when the Adviser believes equities provide above average absolute value, the proportion of the Fund allocated to debt securities will decline. In selecting debt securities, the Adviser considers many factors, including among other things, quality, yield-to-maturity, liquidity, current yield and call risk. The Adviser believes the role of fixed income investments in the Fund is to help buffer the volatility of the Fund's equity portfolio and generate income.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-OAKMARK (625-6275)
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	Oakmark.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	INVESTOR CLASS SHARES (%) Total Returns for Years Ended December 31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Since 2016, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 16.1%, during the quarter ended December 31, 2020
• Lowest quarterly return: -22.0%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	16.10%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(22.00%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, tariffs, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Focused Portfolio Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Focused Portfolio Risk. The Fund's equity portfolio tends to be invested in a relatively small number of issuers. As a result, the appreciation or depreciation of any one issuer held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of issuers. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the U.S. may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may be difficult to predict and may result in the Fund experiencing rapid and extreme value changes due to currency controls; trade barriers, sanctions and other protectionist trade policies (including those of the U.S.); different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Different markets or regions may react to developments differently than one another or the U.S. Investments in securities issued by entities domiciled in the U.S. also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Debt Securities Risk. Debt securities are subject to credit risk, call risk, interest rate risk and liquidity risk.
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Call Risk. Upon the issuer's desire to call a security, or under other circumstances where a security is called, including when interest rates are low and issuers opt to repay the obligation underlying a "callable security" early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk. The Fund's yield and share price will fluctuate in response to changes in interest rates and there is a risk of loss due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell such security at an advantageous time or price and may be forced to sell a security at a discount to the Adviser's estimated value of such a security.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Sovereign Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sovereign Debt Risk. Sovereign debt instruments, including U.S. and non-U.S. debt instruments, are subject to the risk that a governmental entity may delay, refuse, or be unable to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity's debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Lower-Rated Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Lower-Rated Debt Securities Risk. Below investment grade securities (commonly called junk bonds) are regarded as having predominately speculative characteristics with respect to the issuer's continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Government-Sponsored Entity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Government-Sponsored Entity Securities Risk. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Common Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Common Stock Risk. Common stocks are generally subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Sector or Industry Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Value Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock's price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock's price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly called junk bonds). To the extent the Fund invests in convertible securities issued by mid- or small-cap companies, it will be subject to the risks of investing in such companies.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage- and Asset-Backed Securities Risk. In addition to being subject to the risks associated with investments in fixed-income securities generally (e.g., prepayment and extension, credit, liquidity and valuation risks), the values of mortgage- and asset-backed securities, including collateralized mortgage obligations ("CMOs"), are influenced by the factors affecting the assets underlying the securities. The value of these securities may be significantly affected by changes in interest rates. These securities are also subject to the risk of default on the underlying mortgages or assets, which may increase particularly during periods of market downturn. An unexpectedly high rate of defaults on the underlying assets will decrease the security's value. If borrowers pay back principal on mortgage-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration, the Fund's performance could be impacted. In general, a mortgage-backed security might be called or otherwise converted, prepaid or redeemed before maturity due to an excess in cash flow to the issuer or due to a decline in interest rates. In the event there is a prepayment, the Fund would need to reinvest the proceeds, possibly in an investment offering a lower yield or interest rate. On the other hand, in general, slower payoffs or extension may occur if market interest rates rise, which has the effect of increasing the duration or interest rate risk of the impacted securities. In addition, CMOs typically will be issued in a variety of classes or series ("tranches"), which have different maturities and losses are first allocated to the most junior or subordinated tranches. It is possible that there will be limited opportunities for trading CMOs in the OTC market, the depth and liquidity of which will vary from time to time.

Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.22%	[1]
Other expenses	oef_Component2OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,049
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 786
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 738
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | R6 Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 701
Oakmark Equity and Income Fund | 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.78%
Oakmark Equity and Income Fund | Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Oakmark Equity and Income Fund | S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Oakmark Equity and Income Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	10.97%
Annual Return [Percent]	oef_AnnlRtrPct	14.46%
Annual Return [Percent]	oef_AnnlRtrPct	(8.33%)
Annual Return [Percent]	oef_AnnlRtrPct	19.31%
Annual Return [Percent]	oef_AnnlRtrPct	8.68%
Annual Return [Percent]	oef_AnnlRtrPct	21.55%
Annual Return [Percent]	oef_AnnlRtrPct	(12.92%)
Annual Return [Percent]	oef_AnnlRtrPct	17.34%
Annual Return [Percent]	oef_AnnlRtrPct	8.72%
Annual Return [Percent]	oef_AnnlRtrPct	11.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.52%
Oakmark Equity and Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.14%
Oakmark Equity and Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.49%
Oakmark Equity and Income Fund | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.33%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.70%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.71%	[2]
Oakmark Equity and Income Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.37%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.72%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.74%	[3]
Oakmark Equity and Income Fund | R6 Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.41%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.75%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.75%	[4]

[1]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[2]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[3]	Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[4]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, the performance of the Institutional Class shares from 11/30/2016—12/15/2020, and then the performance of the R6 Class shares from 12/15/2020 onwards. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.